35. Liabilities from financing activities	12 Months Ended
Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities
35.	Liabilities from financing activities

The changes in the liabilities of the Company’s financing activities are shown below for the years ended December 31, 2020, 2019 and 2018:

				2020
				Non-Cash Transactions						Adjustment to Profit
	Opening balance	Net cash flows from (used in) financing activities	Net cash flows from operating activities	Property, plant and equipment acquisition through financing	Forfaiting	Variation in variable and short-term liabilities	Deposit in guarantee	Write-off	Exchange rate changes, net	Provision for interest and cost amortization	Contractual amendment	Unrealized income (expenses) on derivatives	Closing balance
Loans and financing	8,409,841	(814,710)	(615,027)	25,974	411,457	-	-	-	2,207,107	727,318	-	(374,994)	9,976,966
Leases	6,052,780	(1,058,692)	(4,530)	454,248	-	18,731	(47,215)	(704,164)	1,833,257	818,529	221,248	-	7,584,192

	2019
					Non-cash changes				Adjustment to profit
	Opening balance	Net cash flows (used in) from financing activities	Net cash flows from operating activities	Property, plant and equipment acquisition through financing and lease	Maintenance reserve	Escrow deposit	Initial adoption adjustment – IFRS 16	Gains (losses) recognized in other comprehensive income (loss)	Exchange rate variation, net	Interest accrued and cost amortization	Write-offs and contractual amendment	Other results	Closing balance
Loans and financing	6,443,807	1,401,125	(444,006)	164,234	-	-	-	-	313,717	571,681	-	(40,717)	8,409,841
Leases	912,145	(1,617,677)	(23,304)	957,026	(6,498)	(476)	5,370,868	-	241,612	502,544	(283,460)	-	6,052,780
Derivatives	409,662	(407,322)	(43.008)	-	-	-	-	(94,527)	(13,946)	-	-	22,022	(127,119)

	2018
				Non-cash changes
	Opening balance	Cash flow	Income for the year	Property, plant and equipment acquisition through financing	Disposal property, plant and equipment	Dividends provisioned through the subsidiary Smiles	Provision for interest on loans	Treasury shares sold	Gains on change in investment	Exchange rate variation, net	Interest payments and loan cost	Other	Closing balance
Loans and financing	7,105,667	(536,888)	-	193,506	(805,081)	-	565,854	-		1,043,117	(481,708)	-	7,084,467
Other liabilities	143,473	(219,493)	-	-	-	238,879	-	-	-	-	-	(15,620)	147,239
Non-controlling interests from Smiles	412,013	875	305,669	-	-	(239,877)	-	-	561	-	-	820	480,061
Capital stock	2,927,184	15,428	-	-	-	-	-	-	-	-	-	-	2,942,612
Treasury shares	(4,168)	(15,929)	-	-	-	-	-	19,971	-	-	-	-	(126)
Shares to be issued	-	2,818	-	-	-	-	-	-	-	-	-	-	2,818